Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Data (Unaudited) [Abstract]
Revenues from Services	$ 5,484.0	$ 5,782.3	$ 5,667.3	$ 5,072.4	$ 5,209.6	$ 4,972.0	$ 4,585.6	$ 4,099.3	$ 22,006.0	$ 18,866.5	$ 16,038.7
Gross profit	935.2	951.3	962.2	857.6	905.7	841.2	797.0	701.5	3,706.3	3,245.4	2,818.2
Operating profit (loss)	129.8	158.0	150.8	85.6	(342.6)	108.9	79.1	32.6	524.2	(122.0)	41.7
Net earnings / (loss) available to common shareholders	63.6	79.6	72.7	35.7	(350.4)	51.3	32.7	2.8	251.6	(263.6)	(9.2)
Net earnings (loss) per share - basic (in dollars per share)	$ 0.79	$ 0.97	$ 0.89	$ 0.44	$ (4.29)	$ 0.63	$ 0.40	$ 0.04	$ 3.08	$ (3.26)	$ (0.12)
Net earnings (loss) per share - diluted (in dollars per share)	$ 0.78	$ 0.97	$ 0.87	$ 0.43	$ (4.29)	$ 0.62	$ 0.40	$ 0.04	$ 3.04	$ (3.26)	$ (0.12)
Dividends per share (in dollars per share)	$ 0.40	$ 0.00	$ 0.40	$ 0.00	$ 0.37	$ 0.00	$ 0.37	$ 0.00	$ 0.80	$ 0.74
High (in dollars per share)	$ 45.92	$ 58.62	$ 68.14	$ 68.67	$ 65.14	$ 52.20	$ 62.18	$ 59.92
Low (in dollars per share)	$ 32.63	$ 32.32	$ 52.37	$ 58.60	$ 50.39	$ 42.50	$ 40.58	$ 50.63
Impairment charge	0	0	0	0	428.8	0	0	0	0	428.8	61.0
Reorganization charges	$ 21.0	$ 0.5	$ 1.4	$ 0.2	$ 28.0	$ 5.6	$ 1.2	$ 1.3	$ 23.1	$ 36.1	$ 33.5
Reorganization costs per diluted share (in dollars per share)	$ 0.20	$ 0.00	$ 0.02	$ 0.00	$ 0.23	$ 0.05	$ 0.01	$ 0.01
Impairment charge per diluted share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 4.70	$ 0.00	$ 0.00	$ 0.00